U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     First  Investors  Life Variable  Annuity Fund C
     95 Wall Street
     New York, NY 10005

2.   Name of each series or class of funds for which this notice is filed:

     Blue Chip Subaccount
     Cash Management Subaccount
     Discovery Subaccount
     Government Subaccount
     Growth Subaccount
     High Yield Subaccount
     International Securities Subaccount
     Investment Grade Subaccount
     Target Maturity 2007 Subaccount
     Target Maturity 2010 Subaccount
     Utilities Income Subaccount

3.   Investment Company Act File Number:  811-6130

     Securities Act File Number:  33-33419

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          Number:                    4,746,511
          Sale Price:                $87,711,564

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:                    4,746,511
          Sale Price:                $87,711,564

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

12.  Calculation of registration fee:


(i)   Aggregate sale price of securities sold
      during the fiscal year in reliance on rule
      24f-2 (from item 10):                                      $  87,711,564
                                                                 -------------

(ii)  Aggregate price of shares issued in connection
      with dividend reinvestment plans (from item 11,
      if applicable):                                            +         -0-
                                                                 -------------

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):                    -  27,457,399
                                                                 -------------

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing
      fees pursuant to rule 24e-2 (if applicable):               +         -0-
                                                                 -------------



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(v)   Net aggregate  price of securities sold and
      issued during the fiscal year in reliance on
      rule 24f-2  (line (i),  plus line (ii),  less
      line (iii),  plus line (iv) (if applicable):                  60,254,165
                                                                 -------------


(vi)  Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable law
      or regulation (see Instruction C.6):                       x  1/33 of 1%
                                                                 -------------

(vii) Fee due [line (I) or line (v) multiplied
      by line (vi)]:                                             $   18,258.82
                                                                 -------------


Instruction:  issuers should complete lines,  (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [ X ]

     Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:

     February 23, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                   FIRST INVESTORS LIFE INSURANCE COMPANY



                                   By /s/ Richard H. Gaebler
                                      Richard H. Gaebler, President


Date:  February 24, 1997

First Investors Corporation
95 Wall Street
New York, NY 10005
212-858-8121


February 24, 1997


First Investors Life Insurance Company
95 Wall Street
New York, New York  10005

Gentlemen:

     I am familiar with the proceedings taken on behalf of First Investors Life Variable Annuity Fund C (the "Separate Account") in registering with the Securities and Exchange Commission an indefinite number of Individual Variable Annuity Contracts (the "Contracts") and the registration statement covering the Contracts.

     I have examined such records of the Separate Account, certificates of public officials and other documents and such questions of law as I have considered necessary as a basis for this opinion. Based on such examination, I am of the opinion that the Contracts of the Separate Account sold during 1996 are legally issued, fully paid and, except for the payment of premiums when due, non-assessable.

     This opinion letter is governed by, and shall be interpreted in accordance, with the Legal Opinion Accord of the ABA Section of Business Law (1991). The law covered by the opinions expressed herein is limited to the Federal law of the United States and the law of the State of New York.

     I hereby consent to the filing of this opinion as an exhibit to the report of the Separate Account made pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

                                        Very truly yours,

                                        /s/ Robert J. Grosso

                                        Robert J. Grosso
                                        Assistant Counsel